Related Party Transactions (Details) - Schedule of advance to supplier, related party - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Advance to supplier – related party
Total		$ 151,678
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Advance to supplier – related party
Total		$ 151,678